CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2011 Online games-subscription revenue USD ($)	Dec. 31, 2011 Online games-subscription revenue KRW	Dec. 31, 2010 Online games-subscription revenue KRW	Dec. 31, 2009 Online games-subscription revenue KRW	Dec. 31, 2011 Online games-royalties and license fees USD ($)	Dec. 31, 2011 Online games-royalties and license fees KRW	Dec. 31, 2010 Online games-royalties and license fees KRW	Dec. 31, 2009 Online games-royalties and license fees KRW	Dec. 31, 2011 Mobile games USD ($)	Dec. 31, 2011 Mobile games KRW	Dec. 31, 2010 Mobile games KRW	Dec. 31, 2009 Mobile games KRW	Dec. 31, 2011 Character merchandising, animation and other revenue USD ($)	Dec. 31, 2011 Character merchandising, animation and other revenue KRW	Dec. 31, 2010 Character merchandising, animation and other revenue KRW	Dec. 31, 2009 Character merchandising, animation and other revenue KRW	Dec. 31, 2011 All Other USD ($)	Dec. 31, 2011 All Other KRW	Dec. 31, 2010 All Other KRW	Dec. 31, 2009 All Other KRW
Revenue
Revenue	$ 49,613	57,477,000	52,362,000	57,403,000	$ 9,975	11,556,000	9,908,000	12,674,000	$ 30,688	35,552,000	32,132,000	34,037,000	$ 8,022	9,293,000	9,188,000	7,882,000	$ 928	1,076,000	1,134,000	2,810,000
Cost of revenue																					20,926	24,243,000	20,873,000	21,170,000
Gross profit	28,687	33,234,000	31,489,000	36,233,000
Selling, general and administrative																					19,645	22,759,000	20,422,000	21,651,000
Research and development																					3,570	4,136,000	4,652,000	1,799,000
Impairment loss on intangible assets	3,191	3,697,000	475,000	280,000
Gain on loss of control in a subsidiary	(473)	(548,000)
Settlement cost of litigation	25	29,000		1,649,000
Operating income	2,729	3,161,000	5,940,000	10,854,000
Other income (expenses)
Interest income	1,592	1,844,000	1,946,000	2,395,000
Interest expense	(50)	(58,000)	(32,000)	(41,000)
Foreign currency income (loss), net	155	180,000	96,000	(225,000)
Others, net	(78)	(90,000)	312,000	(21,000)
Income before income tax expenses (benefit) and equity loss on investments	4,348	5,037,000	8,262,000	12,962,000
Income tax expenses (benefit)	(6,873)	(7,962,000)	4,207,000	4,544,000
Income before equity loss on investments	11,221	12,999,000	4,055,000	8,418,000
Equity loss on investments, net	(209)	(242,000)	(345,000)	(1,424,000)
Net income	11,012	12,757,000	3,710,000	6,994,000
Less: Net income (loss) attributable to the non-controlling interest	(1,874)	(2,171,000)	(20,000)	77,000
Net income attributable to parent company	$ 12,886	14,928,000	3,730,000	6,917,000
Earnings per share - basic and diluted:
Net income attributable to parent company common shareholders	$ 1.85	2,148.00	537.00	995.00
Weighted average number of shares outstanding Basic and diluted	6,948,900	6,948,900	6,948,900	6,948,900